BORROWING ARRANGEMENTS WITH THE FEDERAL HOME LOAN BANK (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
BORROWING ARRANGEMENTS WITH THE FEDERAL HOME LOAN BANK
Credit available under a loan agreement with the FHLB expressed as a percentage of total assets	11.00%
Amount of credit available under a loan agreement with the FHLB	$ 53,180
Advances from the FHLB	0	$ 0
Interest expense on advances from the FHLB	$ 0	$ 0